Offerings - Offering: 1	Jul. 10, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 5,050,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 773.16
Offering Note

(1)	Represents shares of common stock of the Company, which consists of (i) 3,573,130 shares of common stock issuable upon the conversion of 3,573,130 shares of Series B Preferred Stock, (ii) 2,322,532 shares of common stock issuable upon the exercise of pre-funded warrants sold in the July 2025 private placement, (iii) 59,552 shares of common stock sold in the July 2025 private placement, (iv) 6,355,124 shares of common stock issuable upon the exercise warrants sold in the July 2025 private placement, and (v) 315,626 shares of common stock issuable upon the exercise of placement agent warrants issued in the July 2025 private placement.
(2)	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act.
(3)	Pursuant to Rule 416 under the Securities Act, the Company is also registering an indeterminate number of additional shares of Common Stock as may become issuable by reason of any stock dividends, stock splits, recapitalizations, or other similar transactions.
(4)	The proposed maximum aggregate offering price of the common stock will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common stock issued in the offering. Accordingly, the proposed maximum aggregate offering price of the common stock and pre-funded warrants (including the common stock issuable upon exercise of the pre-funded warrants), if any, is $5,050,000.
(5)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.